Sale Of Vision Bank Business (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets purchased and liabilities assumed
The assets purchased and liabilities assumed by Centennial as of February 16, 2012, included the following:

(In thousands)	February 16, 2012
Assets sold
Cash and due from banks	$20,711
Loans	355,750
Allowance for loan losses	(13,100)
Net loans	342,650
Fixed assets	12,496
Other assets	4,612
Total assets sold	$380,469
Liabilities sold
Deposits	$522,856
Other liabilities	2,049
Total liabilities sold	$524,905

Schedule of composition of pre-tax gain on sale of business
The pre-tax gain, net of expense is summarized in the table below:

(In thousands)
Premium paid	$27,913
One-time gains	298
Loss on sale of fixed assets	(2,434)
Employment and severance agreements	(1,610)
Other one-time charges, including estimates	(2,000)
Pre-tax gain	$22,167

Schedule of balance sheet of merged entity
The balance sheet of SEPH as of December 31, 2012 and March 31, 2012 was as follows:

(In thousands)	December 31, 2012	March 31, 2012 (unaudited)
Assets
Cash	$7,444	$16,049
Performing loans	3,886	16,123
Nonperforming loans	55,292	82,326
OREO	21,003	28,578
Other assets	16,803	18,417
Total assets	$104,428	$161,493
Liabilities and equity
Intercompany borrowings	$93,000	$140,000
Other liabilities	838	4,623
Equity	10,590	16,870
Total liabilities and equity	$104,428	$161,493